Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2012 are analyzed as follows:

	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Voyage Revenues*
Aegean Oil	3,508	17,031	531	-	455,476	1,868	542
Aegean Shipping Management	4,713			7,133
General Maritime	1,757			30,628
Fairy Marine	62
Melco		401		4,631	2,640
Aegean V	4,367						8,141
Other	841		929				72
Total	15,248	17,432	1,460	42,392	458,116	1,868	8,755

*Included in the revenues from related parties in the accompanying consolidated statements of income.

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2011 are analyzed as follows:

	Due from related companies	Trade Payable to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Cost of Marine Petroleum Products- related companies	Voyage Revenues*	Other Revenues*
Aegean Oil	849	28,547	221		404,988	588
Aegean Shipping Management	6,417		1,637	8,574
General Maritime	3,593			38,681
Fairy Marine	1,253
Aegean V	2,791					7,019
Other	1,225		273			101	154
Total	16,128	28,547	2,131	47,255	404,988	7,708	154

*Included in the revenues from related parties in the accompanying consolidated statements of income.

(a)
Aegean Oil S.A. (the "Greek Subcontractor"):  The Greek Subcontractor, owned and controlled by relatives of Mr. Dimitris Melisanidis, is a diversified energy group principally engaged in the downstream gasoline industry in Greece where it manages a network of approximately 560 service stations. The Greek Subcontractor is managed by a full-time executive team and has no common management with the Company. In addition to its principal operations, the Greek Subcontractor is also a licensed trader and physical supplier of marine petroleum products in Greece.

On April 1, 2005, the Company renewed its contract with a ten-year Marine Fuel Supply Service Agreement with the Greek Subcontractor. This contract stipulates that the Company and the Greek Subcontractor must transact for a minimum quantity of marine fuel per month. Under the contract, the Greek Subcontractor undertakes to sell the marine petroleum products to the Company at an amount equal to the Greek Subcontractor's purchase cost of the marine petroleum products from select Greek refineries, plus a margin. The margin is reviewed and renegotiated annually between the parties. Payments of the Greek Subcontractor's invoices are made within 30 calendar days from the date of receipt of the invoice. Penalties of 10% are imposed on late payments. If requested, the Company undertakes to provide security to the Greek Subcontractor by way of a standby letter of credit or other mutually acceptable guarantee in relation to any outstanding balance from time to time. The agreement terminates on March 31, 2015 unless any of the following situations occur prior to the termination date: (i) the Greek Subcontractor's petroleum trading license terminates or is revoked by the Greek authorities, (ii) upon the breach by any party in the performance of any of its obligations, as defined in the agreement, (iii) upon the liquidation or bankruptcy of any party. The Company has a unilateral right to terminate the agreement by serving 12 months written notice. During the years ended December 2010, 2011 and 2012, the Company purchased from the Greek Subcontractor marine petroleum products of $303,620, $404,988 and $455,476, respectively, all of which are included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income. Additionally, during the year ended December 31, 2012, the Company purchased marine petroleum products that were consumed in connection with our voyage revenues and are included in the cost of voyage revenues in the accompanying consolidated statements of income. During the years ended December 31, 2010, 2011 and 2012, the Company also sold to the Greek Subcontractor marine petroleum products of $3,688, $0 and $0, respectively, which is included under the related companies' sales of marine petroleum products in the accompanying consolidated statements of income.

As of December 31, 2011 and 2012, the amounts due to the Greek Subcontractor were $28,547 and $17,031 respectively, and are included under trade payables to related companies in the accompanying consolidated balance sheets.

The Company had entered into an agreement with the Greek Subcontractor and was paying $25 per month per vessel used, in 2009, as a barging fee, to the Greek Subcontractor for bunkering services on the Company's behalf at Piraeus and other Greek ports. As of June 1, 2010, the above agreement was terminated and no amounts were due to the Greek Subcontractor as of December 31, 2011 and 2012. During the year ended December 31, 2010, the Company had paid $1,000 under the bunkering agreement.

Also the Subcontractor had entered into bareboat charter agreement with the owners of Aegean III, Aegean VIII, Aegean XII, Aegean Rose, Aegean Daisy, Aegean Breeze I, Aegean Tiffany, Aegean Ace and Aegean Orion at $0.5 per day per vessel. For the year ended December 2010, the bareboat charter revenue was $627 and is presented under other revenues in the accompanying consolidated statement of income. In connection with the above bareboat charter agreements with the owners of the vessels, the Company provided management services to the Subcontractor for the ISM code at $10 per month, per vessel. For the years ended December 31, 2010, the revenue from the services was $336 and is also presented under other revenues in the accompanying consolidated statement of income. As of June 1, 2010, the above agreements were terminated and no amounts were due to the Greek Subcontractor as of December 31, 2011 and 2012.

As at December 31, 2011 and 2012, the amounts due from the related party were $849 and $3,508 respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

Additionally, as of April 5, 2010, the Greek Subcontractor and the Company's subsidiary Aegean Gas, owner of the vessel Mediterranean signed an agreement so that the Greek Subcontractor could use the vessel as a storage facility upon a rate of €35,000 per month. For the years ended December 31, 2011 and 2012, the Company's revenue under this contract was $588 and $542, respectively and is presented under the revenues from related parties in the accompanying consolidated statement of income.

As at December 31, 2011 and 2012, the Company is also liable to the Greek Subcontractor for the amount of $221 and $531 deriving from the purchase of bunkers for own consumption and are included in the other payables to related parties in the accompanying consolidated balance sheets.

(b)
Aegean Shipping Management S.A. and certain vessel-owning companies (hereinafter collectively referred to as "Aegean Shipping"):  Aegean Shipping is owned by relatives of Mr. Dimitris Melisanidis and is the owner and operator of an international shipping fleet of tankers that are chartered out in the international spot markets. Aegean Shipping is managed by a full-time executive team and has no common management with the Company. The Company's material transactions with Aegean Shipping are described as follows:

(i)
Aegean Shipping is a customer of the Company. It purchases marine fuel and lubricants, which it consumes during the voyages of its vessels. The Company's sales of marine fuel and lubricants to Aegean Shipping for the years ended December 31, 2010, 2011 and 2012, amounted to $7,619, $8,574 and $7,133, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

(ii)
On October 14, 2009, the Company's subsidiary, Aegean Ostria Maritime Company, entered into a memorandum of agreement with Aegean Gas Maritime Company, a company owned and controlled by members of the family of Mr. Dimitris Melisanidis, for the purchase of a 20,000 dwt double hull bunkering barge, the Mediterranean, to be used as a floating storage facility. The purchase price of the vessel was $17,000. The acquisition was completed on February 25, 2010. The purchase was completed by acquiring the shares of the company owing the Mediterranean by amending the memorandum of agreement.

As of December 31, 2011 and 2012, the amounts due from Aegean Shipping were $6,417 and $4,713 respectively, and are included in the accompanying consolidated balance sheets.

(c)      General Maritime Corporation ("General Maritime"):

Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, also serves as Chairman, President and Chief Executive Officer of General Maritime which is a publicly-traded tanker company with shares listed on the New York Stock Exchange. During the years ended December 31, 2010, 2011 and 2012, the Company's sales to General Maritime amounted to $30,030, $38,681 and $30,628, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. As at December 31, 2011 and 2012, the amounts due from General Maritime were $3,593 and $1,757, respectively, which are included in the accompanying consolidated balance sheets.

(d)	Fairy Marine Ltd ("Fairy Marine"):

In 2009, the Company entered into three separate agreements with Fairy Marine, which is owned and controlled by relatives of Mr. Dimitris Melisanidis, for the vessel Aegean IX. On January 9, 2009 the bareboat charter agreement set $0.2 per day as charter hire, the management agreement, signed on January 10, 2009, was agreed for $6 per month and finally the charter-party agreement, on January 9, 2009, defined the time charter fee for $3.5 per day. However, on December 18, 2009 all the above agreements were terminated after the sale of the vessel Aegean IX to an unaffiliated third-party purchaser.

As at December 31, 2011 and 2012, the amounts due from Fairy Marine are $1,253 and $62 respectively, which are due from related companies in the accompanying consolidated balance sheets.

(e) Aegean V ("Aegean V'')

In 2011, two vessel-owning subsidiaries of the Company entered into separate contracts with Aegean V, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos and Karpathos provide freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the years ended December 31, 2011 and 2012 the Company's revenue under these contracts was $7,019 and $8,141, respectively, and is presented under the revenues from related parties in the accompanying consolidated statements of income.

As at December 31, 2011 and 2012, the amount due from Aegean V was $2,791 and $4,367 respectively, and is included in the accompanying consolidated balance sheets.

(f)
Melco S.A. ("Melco"): During the year ended December 31, 2011, the Company had no transactions with Melco and no amounts were due to the related party. During the year ended December 31, 2012, the Company sold to and purchased from Melco, which is owned and controlled by relatives of Mr. Dimitris Melisanidis, marine petroleum products of $4,631 and $2,640, respectively, which is included under the related companies' sales and cost of marine petroleum products in the accompanying consolidated statements of income. As at December 31, 2012, the Company had a liability to Melco of $401.

(g) Other companies:

The amounts due from other companies affiliated with Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, were $281 and $329 as of December 31, 2011 and 2012, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

The amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives were $944 and $512 as of December 31, 2011 and 2012, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

The amounts due to other companies owned Mr. Dimitris Melisanidis or his relatives were $273 and $929 as of December 31, 2011 and 2012, respectively, and are included under other payables to related companies in the accompanying consolidated balance sheets.

Voyage and other revenues from other companies owned Mr. Dimitris Melisanidis or his relatives were $0, $255 and $72 as of December 31, 2010, 2011 and 2012, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.